Income Taxes - Components of Income Tax Expense (Recovery) Recognized in Consolidated Statements of Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current tax
Current year	$ 568	$ 1,098
Adjustments related to prior year	(193)	(263)
Current tax	375	835
Deferred tax
Change related to temporary differences	489	(1,975)
Adjustments related to prior years	(19)	226
Effects of change in tax rates in Canada	0	(245)
Total deferred tax	470	(1,994)
Income tax expenses (recoveries)	$ 845	$ (1,159)